Financial Risk Management Objectives and Policies - Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	$ 38,447	$ 51,135
Trade and bills payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	10,146	14,348
Financial liabilities included in other payables and accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	275	4,247
Lease liabilities [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	924	1,200
Interest-bearing bank borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	27,102	31,340
On demand [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	10,421	18,595
On demand [Member] | Trade and bills payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	10,146	14,348
On demand [Member] | Financial liabilities included in other payables and accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	275	4,247
On demand [Member] | Lease liabilities [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
On demand [Member] | Interest-bearing bank borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Less than 1 year [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	27,573	32,062
Less than 1 year [Member] | Trade and bills payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Less than 1 year [Member] | Financial liabilities included in other payables and accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Less than 1 year [Member] | Lease liabilities [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	471	722
Less than 1 year [Member] | Interest-bearing bank borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	27,102	31,340
1 to 5 years [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	453	478
1 to 5 years [Member] | Trade and bills payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
1 to 5 years [Member] | Financial liabilities included in other payables and accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
1 to 5 years [Member] | Lease liabilities [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	453	478
1 to 5 years [Member] | Interest-bearing bank borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years [Member] | Trade and bills payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years [Member] | Financial liabilities included in other payables and accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years [Member] | Lease liabilities [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years [Member] | Interest-bearing bank borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total